Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 5,378	$ 2,816	$ (11,842)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,366	2,262	2,140
Loss on disposal of fixed assets			5
Accrued interest on restricted deposit	7	(7)
Deferred tax benefit	(36)	(40)
Share based compensation expense	417	155	148
Provision for bad debts, net	(2)	324	677
Revaluation of liabilities	1,997	1,345	586
Changes in operating assets and liabilities:
Accounts receivable	3,451	(10,651)	(1,049)
Inventories	(318)	(7,360)	13,516
Due to / from affiliates	(4)	(40)	(224)
Other assets	(787)	(723)	293
Accounts payable - trade	(2,988)	5,267	(840)
Other current liabilities	290	6,474	81
Liability for employee severance benefits, net	26	139	88
Net cash provided by (used in) operating activities	9,797	(39)	3,579
Cash flows from investing activities:
Restricted deposit	5,175	(5,175)
Investment in short term deposits	(4,100)
Purchase of fixed assets	(1,064)	(1,686)	(298)
Purchase of intangible assets	(483)	(207)	(116)
Acquisition, net cash acquired			(13)
Net cash provided by (used in) investing activities	(472)	(7,068)	(427)
Cash flows from financing activities:
Increase (decrease) in bank loans	4,849	2,668	(1,980)
SELA earn-out payments	(421)	(220)
Payment to OCS	(609)	(228)	(21)
OCS grant received		215	383
Repayment of long-term loan	(599)	(109)
Share issuance, net	146
Repayment of long-term convertible loan		(1,666)	(1,667)
Net cash provided by (used in) financing activities	3,366	660	(3,285)
Effect of exchange rate changes on cash	(83)	222	(14)
Net decrease in cash and cash equivalents	12,608	(6,225)	(147)
Cash and cash equivalents at beginning of the year	9,577	15,802	15,949
Cash and cash equivalents at end of the year	22,185	9,577	15,802
Supplementary cash flows information:
Cash paid during the year for interest	157	126	160
Cash paid during the year for income taxes	495	411	232
Non-cash transactions:
Transfer of inventory to fixed assets	1,197	730	1,238
Transfer of fixed assets to inventory	850	871
Sela Acquisition [Member]
Cash flows from investing activities:
Acquisition, net cash acquired			487
Assets acquired and liabilities assumed from business acquisition:
Working capital (excluding cash and cash equivalents)			(814)
Fixed assets, net			(69)
Intangible assets			(4,054)
Long-term liabilities			5,424
Total assets acquired (liabilities assumed) from business acquisition			487
Printar [Member]
Cash flows from investing activities:
Acquisition, net cash acquired			(500)
Assets acquired and liabilities assumed from business acquisition:
Working capital (excluding cash and cash equivalents)			(521)
Fixed assets, net			(50)
Intangible assets			(3,500)
Long-term liabilities			3,571
Total assets acquired (liabilities assumed) from business acquisition			$ (500)